Non-Controlling Interest in Consolidated Subsidiaries	12 Months Ended
Dec. 31, 2019
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Non-Controlling Interest in Consolidated Subsidiaries
Note 22.
Non-Controlling
Interest in Consolidated Subsidiaries
An analysis of Coca-Cola FEMSA’s
non-controlling
interest in its consolidated subsidiaries for the years ended December 31, 2019, 2018 and 2017 is as follows:

	2019		2018		2017
Mexico	Ps.	5,671	Ps.	5,700	Ps.	5,994
Colombia		21		21		23
Brazil		1,059		1,085		1,224
Philippines		—		—		10,900

	Ps.	6,751	Ps.	6,806	Ps.	18,141

Non-controlling
interests in Mexico primarily represent the individual results of a Mexican holding company Kristine Overseas, S.A.P.I. de C.V. This entity also has non-controlling
stakes in certain Brazilian subsidiaries.
Commencing on February 1, 2017, the Company started consolidating CCFPI’s financial results in its financial statements.
As disclosed in Note 5, since its designation as discontinued operation, the Asia segment is no longer reported as a separate segment in Note 27. The sale was completed on December 13, 2018 and the related non-
controlling interest was eliminated.
The changes in Coca-Cola FEMSA’s
non-controlling
interest were as follows:

	2019		2018		2017
Balance at beginning of the period	Ps.	6,806	Ps.	18,141	Ps.	7,096
Effects of business combination		—		—		11,072
Net income of non-controlling interest		529		1,159		1,148
Exchange differences on translation of foreign operations		(565)		(1,338)		(1,138)
Re-measurements of the net defined employee benefit liability		—		37		38
Valuation of the effective portion of derivative financial instruments, net of taxes		(16)		(41)		(74)
Dividends paid		(3)		—		(1)
Accounting standard adoption effects (see Note 2.4)		—		(12)		—
Philippines deconsolidation		—		(11,140)		—

Balance at end of the period	Ps.	6,751	Ps.	6,806	Ps.	18,141